SEGMENT INFORMATION - Goodwill based on expected future profitability (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
SEGMENT INFORMATION
Goodwill based on expected future profitability	R$ 8,016,383	R$ 8,016,383
Pulp
SEGMENT INFORMATION
Goodwill based on expected future profitability	7,897,051	7,897,051
Paper
SEGMENT INFORMATION
Goodwill based on expected future profitability	R$ 119,332	R$ 119,332